UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue
         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     /s/  Arthur O. Poltrack     Greenwich, CT     May 06, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $593,194 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    12293   383556 SH       SOLE                   383556        0        0
ALCON INC                      COM SHS          H01301102    13287   323921 SH       SOLE                   323921        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402     8575   312041 SH       SOLE                   312041        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     3837   286984 SH       SOLE                   286984        0        0
AMGEN INC                      COM              031162100     9876   171615 SH       SOLE                   171615        0        0
APOLLO GROUP INC               CL A             037604105     9089   182136 SH       SOLE                   182136        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108     6346   184947 SH       SOLE                   184947        0        0
AUTOZONE INC                   COM              053332102     9328   135764 SH       SOLE                   135764        0        0
AVENTIS                        SPONSORED ADR    053561106     8223   186242 SH       SOLE                   186242        0        0
AVON PRODS INC                 COM              054303102    10316   180824 SH       SOLE                   180824        0        0
BARCLAYS ADS A                 COM              6738E2047    11678   500355 SH       SOLE                   500355        0        0
BED BATH & BEYOND INC          COM              075896100    13094   379086 SH       SOLE                   379086        0        0
BRITISH SKY BROADCASTING GRO   SPONSORED ADR    111013108     8125   205432 SH       SOLE                   205432        0        0
CANON INC                      ADR              138006309    13274   378296 SH       SOLE                   378296        0        0
CENTERSPAN COMMUNICATIONS CO   COM              152012100       66   122500 SH       SOLE                   122500        0        0
CITIGROUP INC                  COM              172967101    12172   353320 SH       SOLE                   353320        0        0
COLGATE PALMOLIVE CO           COM              194162103    10055   184707 SH       SOLE                   184707        0        0
COMPANHIA DE BEBIDAS PR A      COM              20441W203     2608   157086 SH       SOLE                   157086        0        0
DELL COMPUTER CORP             COM              247025109    14366   526038 SH       SOLE                   526038        0        0
ELECTRONIC ARTS INC            COM              285512109     9260   157919 SH       SOLE                   157919        0        0
FAMILY DLR STORES INC          COM              307000109     8859   286895 SH       SOLE                   286895        0        0
FEDERAL NATL MTG ASSN          COM              313586109    13295   203437 SH       SOLE                   203437        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     4747   142671 SH       SOLE                   142671        0        0
FRESENIUS MED CARE AG          SPONSORED ADR    358029106     4281   250762 SH       SOLE                   250762        0        0
HARLEY DAVIDSON INC            COM              412822108    11034   277861 SH       SOLE                   277861        0        0
HBOS PLC - SPON ADR            COM              42205M106     9940   325546 SH       SOLE                   325546        0        0
HEINEKEN NV-ADR                COM              423012202     8164   220297 SH       SOLE                   220297        0        0
HUANENG PWR INTL INC           SPON ADR N       443304100     3781   100293 SH       SOLE                   100293        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6789    86559 SH       SOLE                    86559        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     7934   121165 SH       SOLE                   121165        0        0
IRELAND BK                     SPONSORED ADR    46267Q103     5519   129775 SH       SOLE                   129775        0        0
JOHNSON & JOHNSON              COM              478160104    14130   244170 SH       SOLE                   244170        0        0
JOHNSON ELECTRIC ADR           COM              479087207      420    39290 SH       SOLE                    39290        0        0
KINGFISHER PLC - SPONS AD      COM              495724304    12756  1758177 SH       SOLE                  1758177        0        0
L'OREAL -- UNSPONS ADR         COM              502117203     6925   568604 SH       SOLE                   568604        0        0
LEXMARK INTL NEW               CL A             529771107    14416   215323 SH       SOLE                   215323        0        0
LOGITECH INTERNATIONAL S A     SPONSORED ADR    541419107     5319   178872 SH       SOLE                   178872        0        0
LOWES COS INC                  COM              548661107    14652   358946 SH       SOLE                   358946        0        0
LUXOTTICA GROUP S P A          SPONSORED ADR    55068R202      452    41900 SH       SOLE                    41900        0        0
MARKS & SPENCER PLC-ADR        COM              570912105     5871   221723 SH       SOLE                   221723        0        0
MATTEL INC                     COM              577081102     8724   387733 SH       SOLE                   387733        0        0
MBNA CORP                      COM              55262L100      963    63972 SH       SOLE                    63972        0        0
MEDTRONIC INC                  COM              585055106     7718   171048 SH       SOLE                   171048        0        0
MICROSOFT CORP                 COM              594918104    14122   583312 SH       SOLE                   583312        0        0
NESTLES SA ADR                 COM              641069406    10015   205186 SH       SOLE                   205186        0        0
NIDEC CORP                     SPONSORED ADR    654090109     3407    61115 SH       SOLE                    61115        0        0
NOKIA CORP                     SPONSORED ADR    654902204     7254   517764 SH       SOLE                   517764        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     8138   219600 SH       SOLE                   219600        0        0
ORACLE CORP                    COM              68389X105    13104  1207896 SH       SOLE                  1207896        0        0
PERNOD RICARD                  COM              714264108     8837   419354 SH       SOLE                   419354        0        0
PFIZER INC                     COM              717081103    10174   326520 SH       SOLE                   326520        0        0
Photoworks                     COM              71940b109      160   998894 SH       SOLE                   998894        0        0
PROCTER & GAMBLE CO            COM              742718109    10768   120917 SH       SOLE                   120917        0        0
QUALCOMM INC                   COM              747525103     6085   169016 SH       SOLE                   169016        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    11465   192080 SH       SOLE                   192080        0        0
REUNION INDS INC               COM              761312107       37   207700 SH       SOLE                   207700        0        0
ROYAL KPN NV                   SPONSORED ADR    780641205     9281  1427728 SH       SOLE                  1427728        0        0
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     7446   392719 SH       SOLE                   392719        0        0
SHISEIDO LTD - SPONS ADR       COM              824841407     8046   814726 SH       SOLE                   814726        0        0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205    11808   189380 SH       SOLE                   189380        0        0
STRYKER CORP                   COM              863667101    10151   147861 SH       SOLE                   147861        0        0
SYMANTEC CORP                  COM              871503108    11790   300928 SH       SOLE                   300928        0        0
TESCO PLC - SPONS ADR          COM              881575302     8329   990056 SH       SOLE                   990056        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    13549   325316 SH       SOLE                   325316        0        0
UNILEVER N V                   N Y SHS NEW      904784709    11684   196564 SH       SOLE                   196564        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    12846   140136 SH       SOLE                   140136        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     9355   513468 SH       SOLE                   513468        0        0
WAL-MART DE MEXICO SP ADR      COM              93114W107     7755   318994 SH       SOLE                   318994        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108     5031   181638 SH       SOLE                   181638        0        0